STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.9%
Alabama - .8%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2026	1,500,000	[a]	1,483,804
Illinois - 3.8%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	1,000,000		1,076,999
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	1,000,000		1,063,939
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	1,000,000		1,032,432
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	2,100,000		2,097,282
Illinois, GO, Ser. D	5.00	11/1/2026	1,500,000		1,574,732
				6,845,384
Iowa - .6%
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	1,000,000	[a]	1,021,253
Kentucky - 3.1%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	2,500,000	[a]	2,498,050
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	3,000,000	[a]	2,992,044
				5,490,094
Massachusetts - 85.4%
Barnstable Town, BAN	6.00	6/7/2024	2,000,000		2,049,042
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000		1,075,596
Boston, GO, Ser. A	3.00	11/1/2034	2,035,000		1,960,802
Boston, GO, Ser. A	5.00	11/1/2037	3,100,000		3,620,404
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2026	565,000		597,855
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/1/2026	615,000		644,572
Gloucester, GO, Refunding	3.00	9/15/2033	725,000		694,350
Gloucester, GO, Refunding	3.00	9/15/2032	925,000		890,786
Groton, GO	3.00	8/15/2033	390,000		378,895
Hingham, GO	3.00	2/15/2036	375,000		352,422
Hingham, GO	3.00	2/15/2034	1,240,000		1,214,696
Lowell Collegiate Charter School, Revenue Bonds	4.00	6/15/2024	215,000		213,150
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,330,000		1,280,275
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2029	485,000		485,937

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.9% (continued)
Massachusetts - 85.4% (continued)
Manchester Essex Regional School District, GO (School Project Loan-Chapter 70B)	4.00	2/1/2034	845,000	870,542
Marlborough, BAN	4.50	6/13/2024	2,500,000	2,522,800
Massachusetts, GO, Refunding, Ser. A	5.00	7/1/2037	1,000,000	1,029,431
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,500,000	2,614,378
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000	1,802,370
Massachusetts, GO, Ser. C	5.00	10/1/2035	2,500,000	2,911,168
Massachusetts, GO, Ser. C	5.00	10/1/2052	2,500,000	2,718,122
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A1	4.00	7/1/2036	4,000,000	4,130,406
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A1	5.00	7/1/2038	600,000	694,139
Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. A	5.00	7/1/2038	600,000	691,899
Massachusetts College Building Authority, Revenue Bonds (Green Bond) Ser. A	3.00	5/1/2033	535,000	523,035
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000	2,636,991
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000	173,975
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	337,929
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000	289,734
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	352,701
Massachusetts Development Finance Agency, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000	450,977
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2024	550,000	556,123
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000	1,988,646

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.9% (continued)
Massachusetts - 85.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2035	1,000,000	1,004,293
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	819,797
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Obligated Group) Ser. E	5.00	7/1/2025	500,000	511,268
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,293,877
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	973,303
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,020,827
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	378,900
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	358,945
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	398,657
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	5.00	7/1/2037	1,600,000	1,602,322
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Franklin W Olin College of Engineering) Ser. E	5.00	11/1/2038	2,500,000	2,509,601
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2027	475,000	503,008
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	479,724

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.9% (continued)
Massachusetts - 85.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,492,071
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2037	705,000	748,484
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,707,727
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	1,500,000	1,511,532
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. J	5.25	10/1/2039	1,500,000	1,503,488
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. J	5.25	10/1/2024	465,000	466,693
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,024,094
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	710,668
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	778,640
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2024	530,000	534,437
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2025	500,000	508,664
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling & Francine Clark Art Institute)	5.00	7/1/2028	1,000,000	1,072,089

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.9% (continued)
Massachusetts - 85.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	1,000,000		1,035,425
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000		2,144,307
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of The College of The Holy Cross) (LOC; Bank of America NA) Ser. A	4.00	9/1/2037	400,000	[b]	400,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2036	1,340,000		1,375,212
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2025	2,375,000		2,421,853
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellesley College)	4.00	7/1/2036	2,000,000		2,079,959
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000		1,427,545
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000		502,114
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000		503,265
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000		996,479
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000		438,247
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2029	200,000		211,792

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.9% (continued)
Massachusetts - 85.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2028	140,000		148,118
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2026	850,000		895,070
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/15/2027	2,000,000		2,126,243
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A2	5.00	7/1/2037	2,460,000		2,664,749
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000		479,121
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000		564,621
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000		430,893
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	5.00	7/1/2029	2,000,000		2,099,294
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2033	160,000		172,805
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2035	200,000		213,235
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2034	200,000		214,736
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	3,000,000		3,030,495
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Baystate Medical Center) (LOC; TD Bank NA)	3.80	7/1/2039	3,000,000	[b]	3,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1	3.99	12/1/2037	5,500,000	[b]	5,500,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.9% (continued)
Massachusetts - 85.4% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds (Insured; Federal Housing Administration) Ser. A1	2.55	12/1/2040	1,500,000	1,147,709
Massachusetts Housing Finance Agency, Revenue Bonds (Insured; Federal Housing Administration) Ser. A3	0.88	12/1/2023	915,000	903,173
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 195	4.00	12/1/2048	555,000	549,591
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,660,000	1,596,553
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	280,000	276,561
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,530,000	1,513,903
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	620,000	606,521
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 221	3.00	12/1/2050	1,355,000	1,299,905
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000	929,061
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2035	650,000	662,431
Massachusetts Port Authority, Revenue Bonds (Green Bond) Ser. A	5.00	7/1/2034	1,500,000	1,666,249
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000	1,070,676
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000	532,369
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000	928,434
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000	2,099,596
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000	2,131,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.9% (continued)
Massachusetts - 85.4% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000		1,766,226
Medway, GO	3.00	9/1/2031	500,000		491,675
Medway, GO	3.00	9/1/2032	700,000		686,323
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000		1,376,329
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2027	525,000		561,092
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2030	315,000		316,165
Natick, GO	4.00	7/15/2033	3,000,000		3,102,367
Plainville, GO	4.00	10/15/2030	1,210,000		1,257,652
Quincy, GO, Refunding, Ser. A	4.00	6/1/2038	500,000		506,828
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000		962,833
Sharon, GO	3.00	2/15/2033	1,750,000		1,682,205
Shrewsbury, GO	3.00	1/15/2034	2,160,000		2,087,660
Somerville, GO, Refunding	3.00	6/1/2034	1,045,000		1,009,754
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000		1,063,886
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 20	5.00	2/1/2033	2,300,000		2,375,890
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 21	5.00	8/1/2035	2,250,000		2,447,128
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	8.10	8/1/2023	2,500,000	[c]	2,510,165
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	155,000		155,314
Waltham, GO	3.00	10/15/2032	1,160,000		1,116,701
Westborough, BAN	5.00	3/28/2024	3,000,000		3,038,588
Winchester, GO	4.00	3/15/2038	1,065,000		1,103,365
Worcester, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	2/15/2033	2,000,000		1,682,740
				151,957,591
Nebraska - 1.7%
Central Plains Energy, Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	3,000,000	[a]	3,004,208
New York - 3.5%
New York City Transitional Finance Authority, Revenue Bonds, Ser. B5	3.95	8/1/2042	1,600,000	[b]	1,600,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000		2,433,316

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.9% (continued)
New York - 3.5% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[d] 2,209,286
				6,242,602
Ohio - 1.4%
Allen County Hospital Facilities, Revenue Bonds (Catholic Healthcare) (LOC; Bank of Montreal) Ser. C	3.98	6/1/2034	2,500,000	[b] 2,500,000
U.S. Related - .6%
Puerto Rico, Notes	0.01	11/1/2051	455,259	[b] 182,104
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000	305,785
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000	275,313
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	323,764
				1,086,966
Total Investments (cost $188,117,513)			100.9%	179,631,902
Liabilities, Less Cash and Receivables			(0.9%)	(1,622,751)
Net Assets			100.0%	178,009,151

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $2,209,286 or 1.24% of net assets.

Futures

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra 10 Year U.S. Treasury Notes	29	9/20/2023	3,449,707	3,493,141	(43,434)
Gross Unrealized Depreciation				(43,434)

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	179,631,902	-	179,631,902
Liabilities ($)
Other Financial Instruments:
Futures††	(43,434)	-	-	(43,434)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2023, accumulated net unrealized depreciation on investments was $8,485,611, consisting of $386,768 gross unrealized appreciation and $8,872,379 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.